ACQUISITION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
ACQUISITION OF SUBSIDIARIES
25.	ACQUISITION OF SUBSIDIARIES
Acquisition of ICR Cyprus
On July 31, 2019, the Company completed its acquisition from Melco International of all of Melco International’s holding of ordinary shares of ICR Cyprus, which represented
a 75%
equity interest in ICR Cyprus (the “Acquisition of ICR Cyprus”) for a consideration represented by the issuance of 55,500,738 ordinary shares of Melco, which were equivalent to 18,500,246 ADSs.
The Acquisition of ICR Cyprus is accounted for as a transaction involving a transfer of business between entities under common control in accordance with the applicable accounting standards. Accordingly, the transfer of Melco International’s equity interest in ICR Cyprus to Melco was accounted for at carrying values of net assets transferred and the consideration in excess of the net assets of ICR Cyprus
 Group of $192,304 was recognized as an increase in the Company’s additional paid-in
capital in 2017, the inception of common control resulting from the acquisition of ICR Cyprus and its subsidiaries by Melco International.
Acquisition of Japan Ski Resort
On November 28, 2019, the Company completed its acquisition of a
100%
equity interest in Kabushiki Kaisha Okushiga Kogen Resort (the “Japan Ski Resort”), a company which currently operates a ski resort in Nagano, Japan, for a cash consideration of 1,685,000,000 Japanese Yen (equivalent to $15,394),
for its future business development in Japan. The acquisition was not material to the Company’s consolidated financial statements. In connection with this acquisition, the Company recorded goodwill of $13,731
which was primarily attributable to the benefit of future market development of the Company and was not deductible for tax purposes. Acquisition-related costs were expensed as incurred and were not significant.
The Company accounted for the acquisition as a business combination in accordance with the applicable accounting standards and recorded the assets acquired and liabilities assumed at their respective fair values as of the acquisition date. The Company estimated fair value using level 2 inputs, which are observable inputs for similar assets, and level 3 inputs, which are unobservable inputs, for other acquired assets and assumed liabilities. The allocation of the purchase price was finalized in 2020 with no adjustments to the provisional fair values of the assets acquired and liabilities assumed as of the date of acquisition.
For the period from November 28, 2019 through December 31, 2019, Japan Ski Resort’s net revenue, operating income and net income were not material. Pro forma results of operations for the acquisition have not been presented because it is not material to the consolidated results of operations.